Other Non-current Assets - Transfer to Available for sale category (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Available for sale securities at fair value and unrealized losses
Amortized cost basis	$ 67,415
Fair value	28,411
Unrealized loss on available for sale securities	(39,004)
Unrealized loss on available for sale securities
Beginning balance, Unrealized loss on available for sale securities	(36,378)	$ (36,378)
Unrealized loss on available for sale securities	(2,626)
Ending balance, Unrealized loss on available for sale securities	$ (39,004)		$ (36,378)
Number of vessels to install scrubbers | item	9
Estimated cost of scrubbers	$ 27,900
Advances for scrubbers installation	13,200
Straight-lining of company's revenue	29,900		$ 23,100
Expected
Unrealized loss on available for sale securities
Payment of scrubbers installation cost		$ 14,700
ZIM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis	45,899
Fair value	19,733
Unrealized loss on available for sale securities	(26,166)
HMM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis	21,516
Fair value	8,678
Unrealized loss on available for sale securities	$ (12,838)